Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Subject to Redemption

At September 30, 2023 and December 31, 2022, the Class A common stock subject to redemption reflected in the condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(13,081,250)
Class A common stock issuance costs	(15,632,692)
Plus:
Remeasurement of carrying value to redemption value	31,531,449
Class A common stock subject to possible redemption at December 31, 2022	290,317,507
Less:
Redemption	(247,259,068)
Plus:
Remeasurement of carrying value to redemption value	2,355,234
Class A common stock subject to possible redemption at March 31, 2023	45,413,673
Less:
Remeasurement of carrying value to redemption value	(121,070)
Class A common stock subject to possible redemption at June 30, 2023	45,292,603
Less:
Remeasurement of carrying value to redemption value	757,312
Class A common stock subject to possible redemption at September 30, 2023	$46,049,915
At December 31, 2022 and 2021, the Class A common stock subject to redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(13,081,250)
Class A common stock issuance costs	(15,632,692)
Plus:
Accretion of carrying value to redemption value	28,713,942

Class A common stock subject to possible redemption at December 31, 2021	$287,500,000
Plus:
Accretion of carrying value to redemption value	2,817,507
Class A common stock subject to possible redemption at December 31, 2022	$290,317,507

Schedule of Calculation of Basic and Diluted Net (Loss) Income Per Common Share

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$105,299	$170,236	$696,231	$174,058	$(3,949,660)	$(2,848,661)	$9,024,596	$2,256,149
Denominator:
Basic and diluted weighted average shares outstanding	4,445,813	7,187,500	28,750,000	7,187,500	9,965,445	7,187,500	28,750,000	7,187,500
Basic and diluted net income (loss) per common stock	$0.02	$0.02	$0.02	$0.02	$(0.40)	$(0.40)	$0.31	$0.31
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Class A	Class B	Class A	Class B
Basic net income per common stock
Numerator:
Allocation of net income, as adjusted	$10,817,039	$2,704,260	$3,723,509	$1,101,850
Denominator:
Basic weighted average shares outstanding	28,750,000	7,187,500	23,866,438	7,025,685
Basic net income per common share	$0.38	$0.38	$0.16	$0.16
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Class A	Class B	Class A	Class B
Diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$10,817,039	$2,704,260	$3,723,509	$1,121,354
Denominator:
Diluted weighted average shares outstanding	28,750,000	7,187,500	23,866,438	7,187,500
Diluted net income per common share	$0.38	$0.38	$0.16	$0.16